Quarterly Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Net product revenue	$ 257,612		$ 238,184		$ 235,441		$ 202,601		$ 198,173		$ 185,132		$ 171,133		$ 181,006		$ 933,838	$ 735,444	$ 540,488
Cost of products sold, excluding amortization of product rights and intangible assets	56,932		42,899		46,489		33,072		30,679		26,471		34,190		33,257		179,392	124,597	95,369
Net income	$ 52,262		$ 47,331		$ 21,000		$ 22,441		$ 17,623		$ 16,536		$ 9,953		$ 20,134		$ 143,034	$ 64,246	$ 87,399
Net income per share, basic	$ 0.83	[1]	$ 0.77	[1]	$ 0.34	[1]	$ 0.37	[1]	$ 0.30	[1]	$ 0.28	[1]	$ 0.17	[1]	$ 0.35	[1]	$ 2.31	$ 1.09	$ 1.49
Net income per share, diluted	$ 0.76	[1]	$ 0.71	[1]	$ 0.32	[1]	$ 0.35	[1]	$ 0.28	[1]	$ 0.26	[1]	$ 0.15	[1]	$ 0.32	[1]	$ 2.18	$ 1.01	$ 1.44

[1]	The sum of per share earnings by quarter may not equal earnings per share for the year due to the changes in average share calculations. This is in accordance with prescribed reporting requirements.